JOINT ARRANGEMENTS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Financial Position [Abstract]
Non current assets	$ 2,386,544,751	$ 2,396,677,225
Current assets	1,008,053,509	925,940,343
Total assets	3,394,598,260	3,322,617,568	$ 2,794,531,641
Non current liabilities	792,130,337	1,198,944,623
Current liabilities	368,955,744	260,324,261
Total liabilities	1,161,086,081	1,459,268,884	982,396,672
Consolidated Statements of Comprehensive Income [Abstract]
Gross (loss) / profit	644,526,150	365,980,107	464,407,063
Operating loss	560,299,440	253,557,594	355,671,703
Comprehensive income	$ 370,163,495	51,213,719	219,157,545
UT [Member]
Joint Arrangements [Abstract]
Ownership interest percentage	51.00%
Consolidated Statements of Financial Position [Abstract]
Non current assets	$ 0	0
Current assets	198,003	134,489
Total assets	198,003	134,489
Non current liabilities	0	0
Current liabilities	2,179,448	920,787
Total liabilities	2,179,448	920,787
Consolidated Statements of Comprehensive Income [Abstract]
Gross (loss) / profit	(508,855)	(223,735)	183
Operating loss	(567,997)	(319,427)	(53,261)
Net Financial results	909,676	1,412,887	957,117
Comprehensive income	$ 341,679	$ 1,093,460	$ 903,856